Cover	Feb. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43139
Entity Registrant Name	ClearThink 1 Acquisition Corp.
Entity Central Index Key	0002094073
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	150 E. Palmetto Park Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(561)
Local Phone Number	358-3696
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	CTAAU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	CTAA
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Title of 12(b) Security	Rights, each entitling the holder to receive one-fifth (1/5) of one Class A ordinary share
Trading Symbol	CTAAR
Security Exchange Name	NASDAQ